INVENTORIES - Schedule of composition of inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Technical stock	$ 415,141	$ 390,259
Non-technical stock	43,425	48,271
Total	$ 458,566	$ 438,530